General - Additional Information (Detail) - USD ($) $ in Millions	Apr. 01, 2014	Jul. 17, 2013
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Initial purchase price, subject to closing adjustments	$ 595.8
Increase in assets	1,330.0
Increase in liabilities	$ 190.0
Predecessor
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Ownership interest acquired		100.00%